OPERATING SEGMENTS - Long Lived Assets by Geographic Areas (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Non-current assets	$ 3,766,344	$ 834,711
Turkey
Disclosure of geographical areas [line items]
Non-current assets	2,902,093	0
Canada
Disclosure of geographical areas [line items]
Non-current assets	323,599	326,272
United States
Disclosure of geographical areas [line items]
Non-current assets	318,036	285,686
Argentina
Disclosure of geographical areas [line items]
Non-current assets	143,695	154,986
Mexico
Disclosure of geographical areas [line items]
Non-current assets	67,677	67,160
Peru
Disclosure of geographical areas [line items]
Non-current assets	$ 11,244	$ 607